AB Variable Products Series Fund, Inc.

AB Small Cap Growth Portfolio

Portfolio of Investments

March 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.7%
Information Technology – 24.3%
Electronic Equipment, Instruments & Components – 5.0%
Allegro MicroSystems, Inc.(a)	9,241	$443,476
Littelfuse, Inc.	2,573	689,796
Novanta, Inc.(a)	5,726	910,949
Shoals Technologies Group, Inc. - Class A(a)	28,722	654,574

		2,698,795

IT Services – 0.9%
DigitalOcean Holdings, Inc.(a)	11,881	465,379

Semiconductors & Semiconductor Equipment – 6.9%
Lattice Semiconductor Corp.(a)	7,729	738,119
MACOM Technology Solutions Holdings, Inc.(a)	10,509	744,458
Onto Innovation, Inc.(a)	7,084	622,542
Silicon Laboratories, Inc.(a)	4,599	805,239
Universal Display Corp.	5,181	803,728

		3,714,086

Software – 11.5%
Altair Engineering, Inc. - Class A(a)	11,363	819,386
Blackline, Inc.(a)	10,319	692,921
Braze, Inc. - Class A(a)	16,375	566,084
Five9, Inc.(a)	8,527	616,417
Instructure Holdings, Inc.(a)	16,444	425,899
Manhattan Associates, Inc.(a)	5,453	844,397
Monday.com Ltd.(a)	4,165	594,554
Smartsheet, Inc. - Class A(a)	14,909	712,650
SPS Commerce, Inc.(a)	6,330	964,059

		6,236,367

		13,114,627

Health Care – 18.9%
Biotechnology – 8.3%
Ascendis Pharma A/S (ADR)(a)	2,482	266,120
Blueprint Medicines Corp.(a)	8,495	382,190
Coherus Biosciences, Inc.(a)	29,773	203,647
Insmed, Inc.(a)	16,132	275,051
Intellia Therapeutics, Inc.(a)	8,325	310,273
IVERIC bio, Inc.(a)	18,800	457,404
Karuna Therapeutics, Inc.(a)	3,056	555,092
Legend Biotech Corp. (ADR)(a)	6,668	321,531
Natera, Inc.(a)	10,730	595,729
Relay Therapeutics, Inc.(a)	11,001	181,186
Ultragenyx Pharmaceutical, Inc.(a)	5,787	232,059
Vir Biotechnology, Inc.(a)	11,622	270,444
Viridian Therapeutics, Inc.(a)	9,209	234,277
Zentalis Pharmaceuticals, Inc.(a)	10,209	175,595

		4,460,598

Company	Shares	U.S. $ Value

Health Care Equipment & Supplies – 6.4%
AtriCure, Inc.(a)	14,648	$607,159
iRhythm Technologies, Inc.(a)	5,259	652,274
Lantheus Holdings, Inc.(a)	12,926	1,067,170
Silk Road Medical, Inc.(a)	11,659	456,217
Treace Medical Concepts, Inc.(a)	26,914	677,964

		3,460,784

Health Care Providers & Services – 1.7%
Guardant Health, Inc.(a)	13,799	323,448
Inari Medical, Inc.(a)	9,563	590,420

		913,868

Life Sciences Tools & Services – 1.0%
Repligen Corp.(a)	3,119	525,115

Pharmaceuticals – 1.5%
Intra-Cellular Therapies, Inc.(a)	9,685	524,443
Revance Therapeutics, Inc.(a)	9,800	315,658

		840,101

		10,200,466

Industrials – 17.4%

Aerospace & Defense – 3.8%
Axon Enterprise, Inc.(a)	2,789	627,107
Curtiss-Wright Corp.	3,887	685,122
Hexcel Corp.	10,977	749,180

		2,061,409

Building Products – 0.7%
Armstrong World Industries, Inc.	5,486	390,823

Commercial Services & Supplies – 1.5%
Tetra Tech, Inc.	5,342	784,793

Construction & Engineering – 1.6%
Comfort Systems USA, Inc.	6,053	883,496

Ground Transportation – 1.9%
Saia, Inc.(a)	3,699	1,006,424

Machinery – 3.4%
Esab Corp.	11,267	665,542
ITT, Inc.	7,106	613,248
Middleby Corp. (The)(a)	3,812	558,877

		1,837,667

Professional Services – 3.0%
FTI Consulting, Inc.(a)	4,367	861,827
Insperity, Inc.	6,454	784,484

		1,646,311

Company	Shares	U.S. $ Value

Trading Companies & Distributors – 1.5%
Herc Holdings, Inc.	1,871	$213,107
SiteOne Landscape Supply, Inc.(a)	4,314	590,457

		803,564

		9,414,487

Consumer Discretionary – 15.3%
Automobile Components – 1.6%
Fox Factory Holding Corp.(a)	7,289	884,666

Broadline Retail – 1.4%
Driven Brands Holdings, Inc.(a)	24,612	745,990

Diversified Consumer Services – 0.7%
European Wax Center, Inc. - Class A	21,152	401,888

Hotels, Restaurants & Leisure – 7.6%
Hilton Grand Vacations, Inc.(a)	18,882	838,927
Life Time Group Holdings, Inc.(a)	34,526	551,035
Planet Fitness, Inc. - Class A(a)	9,544	741,282
Texas Roadhouse, Inc.	9,451	1,021,275
Wingstop, Inc.	5,051	927,263

		4,079,782

Household Durables – 1.4%
Skyline Champion Corp.(a)	9,906	745,228

Specialty Retail – 2.6%
Five Below, Inc.(a)	3,643	750,349
Floor & Decor Holdings, Inc. - Class A(a) (b)	311	30,546
Lithia Motors, Inc.	2,240	512,803
National Vision Holdings, Inc.(a)	7,247	136,534

		1,430,232

		8,287,786

Financials – 9.7%
Capital Markets – 3.9%
Houlihan Lokey, Inc.	9,452	826,955
P10, Inc. - Class A	22,353	225,989
StepStone Group, Inc. - Class A	20,539	498,482
Stifel Financial Corp.	8,909	526,433

		2,077,859

Financial Services – 2.7%
Flywire Corp.(a)	26,187	768,850
Shift4 Payments, Inc. - Class A(a)	9,364	709,791

		1,478,641

Insurance – 3.1%
RLI Corp.	6,590	875,877
Ryan Specialty Holdings, Inc.(a)	14,791	595,190
Trupanion, Inc.(a)	5,286	226,716

		1,697,783

		5,254,283

Company	Shares	U.S. $ Value

Energy – 7.2%
Energy Equipment & Services – 3.2%
ChampionX Corp.	27,138	$736,254
Helmerich & Payne, Inc.	10,448	373,516
TechnipFMC PLC(a)	45,290	618,209

		1,727,979

Oil, Gas & Consumable Fuels – 4.0%
DTE Midstream LLC(a)	8,291	409,327
Matador Resources Co.	16,696	795,564
Permian Resources Corp.	52,180	547,890
Southwestern Energy Co.(a)	77,538	387,690

		2,140,471

		3,868,450

Consumer Staples – 4.0%
Consumer Staples Distribution & Retail – 2.6%
Chefs’ Warehouse, Inc. (The)(a)	19,687	670,342
Grocery Outlet Holding Corp.(a)	24,977	705,850

		1,376,192

Food Products – 1.4%
Freshpet, Inc.(a)	7,010	463,992
Vital Farms, Inc.(a)	20,077	307,178

		771,170

		2,147,362

Materials – 0.9%
Chemicals – 0.9%
Element Solutions, Inc.	24,689	476,745

Total Common Stocks (cost $45,360,555)		52,764,206

SHORT-TERM INVESTMENTS – 2.6%
Investment Companies – 2.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.75%(c) (d) (e) (cost $1,417,097)	1,417,097	1,417,097

Total Investments – 100.3% (cost $46,777,652)(f)		54,181,303
Other assets less liabilities – (0.3)%		(150,467)

Net Assets – 100.0%		$54,030,836

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(f)

As of March 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,454,292 and gross unrealized depreciation of investments was $(3,050,641), resulting in net unrealized appreciation of $7,403,651.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Variable Products Series Fund, Inc.

AB Small Cap Growth Portfolio

March 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$52,764,206	$—	$—	$52,764,206
Short-Term Investments	1,417,097	—	—	1,417,097

Total Investments in Securities	54,181,303	—	—	54,181,303
Other Financial Instruments(b)	—	—	—	—

Total	$54,181,303	$—	$—	$54,181,303

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2023 is as follows:

Portfolio	Market Value 12/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$707	$3,333	$2,623	$1,417	$15